Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 21, 2021	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following information is presented to disclose the relationship between compensation actually paid (CAP), as calculated under Item 402(v) of Regulation S-K, and the financial performance of the Company. As required by Item 402(v) of Regulation S-K, the table presented below discloses CAP for (i) the Company’s principal executive officer (PEO) and (ii) the Company’s named executive officers other than the PEO (the Non-PEO NEOs), on an average basis, for each of our 2024, 2023, 2022, 2021, and 2020 fiscal years.

The methodology for calculating amounts presented in the columns “CAP to Former PEO”, “CAP to Current PEO,” and “Average CAP to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table (SCT) totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A narrative discussion of the relationship between CAP and the Company performance measures (i) listed in the table and (ii) that the Company has deemed most important in linking CAP during 2024 to Company performance is also presented below.

Consistent with Item 402(v) of Regulation S-K, the Company has identified gross profit as its “Company-Selected Measure.” The Company believes that this measure represents the most important financial performance measure used to link CAP to Company performance. Gross profit is a key component of the Company’s executive compensation program, as described in the “Compensation Discussion and Analysis.”

Compensation decisions at the Company are made independently of the Pay versus Performance disclosure requirements and this disclosure is intended to be supplemental to the compensation program objectives and strategy discussed in the “Compensation Discussion and Analysis,” not in replacement.

2024 Pay versus Performance Table

In accordance with Item 402(v) of Regulation S-K, the following table sets forth information concerning SCT total compensation and CAP for the Company’s PEO and Non-PEO NEOs for each of our 2024, 2023, 2022, 2021, and 2020 fiscal years and the corresponding financial performance of the Company in each such year.

							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for Former PEO(1)	SCT Total for Current PEO(1)	CAP(2) to Former PEO(1)(3)	CAP(2) to Current PEO(1)(3)	Average SCT Total for Non-PEO NEOs(1)	Average CAP(2) to Non-PEO NEOs(1)(4)	Total Shareholder Return	2024 Peer Group Total Shareholder Return(5)	Net Income (in thousands)	Gross Profit (in thousands)(6)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	—	$7,799,583	—	$11,938,740	$2,800,587	$4,471,036	$103.87	$86.42	$20,972	$738,945
2023	—	$3,753,213	—	$6,878,427	$2,628,399	$3,685,780	$68.68	$74.16	$22,053	$651,454
2022	—	$1,547,116	—	$(5,908,845)	$2,550,688	$236,663	$39.82	$60.93	$78,954	$657,553
2021	$2,511,728	$19,211,250	$2,146,098	$16,797,283	$5,174,391	$3,598,175	$95.62	$134.28	$110,373	$657,358
2020	$2,301,672	—	$1,503,671	—	$4,062,953	$2,984,557	$90.19	$177.69	$77,553	$508,745
(1)
As a result of a PEO transition that occurred in 2021, two PEOs are reported in the above table. In 2020 and 2021 Mr. Steinert was the PEO (listed as Former PEO). On January 21, 2021, Mr. Steinert ceased to serve as PEO and Mr. Trevisan was appointed PEO (listed as Current PEO). The Company’s Non-PEO NEOs for the applicable years are as follows:
a.
2024: Elisa Palazzo, Ismail Elshareef, Matthew Quinn, and Samuel Zales
b.
2023: Elisa Palazzo, Langley Steinert, Zachary Hallowell, and Matthew Quinn
c.
2022: Langley Steinert, Scot Fredo, Matthew Quinn, and Andrea Eldridge
d.
2021: Samuel Zales, Andrea Eldridge, Scot Fredo, Dafna Sarnoff, and Sarah Welch
e.
2020: Jason Trevisan, Samuel Zales, Thomas Caputo, and Sarah Welch
(2)
CAP to our named executive officers in each of 2024, 2023, 2022, 2021, and 2020 reflects the respective amounts set forth in columns (c) and (e), as applicable, of the table above, adjusted as set forth in footnotes (3) and (4) below, as applicable, as determined in accordance with SEC rules. The dollar amounts reflected in columns (c) and (e) of the table above do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year.
(3)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 402(v) of Regulation S-K to determine CAP for the Current PEO and Former PEO in 2024, 2023, 2022, 2021, and 2020:

PEO SCT Total to CAP Adjustments	2024	2023	2022	2021 Current PEO	2021 Former PEO	2020
Total Reported in SCT	$7,799,583	$3,753,213	$1,547,116	$19,211,250	$2,511,728	$2,301,672
(Minus): Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(6,399,989)	$(2,564,246)	$(545,278)	$(18,012,558)	$(2,501,728)	$(2,291,672)
Plus: Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$8,797,224	$2,315,808	$0	$13,651,861	$1,896,098	$1,715,482
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards	$617,863	$1,628,283	$(7,994,953)	$191,487	$116,789	$(187,524)
Plus: Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	$889,998	$1,127,794	$0	$1,891,757	$262,730	$272,397
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$234,061	$617,575	$1,084,270	$(136,514)	$(139,519)	$(306,684)
(Minus): Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$0	$0	$0	$0	$0
Total Adjustments	$4,139,157	$3,125,214	$(7,455,961)	$(2,413,967)	$(365,630)	$(798,001)
CAP	$11,938,740	$6,878,427	$(5,908,845)	$16,797,283	$2,146,098	$1,503,671

(4)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 402(v) of Regulation S-K to determine average CAP for the Non-PEO NEOs in 2024, 2023, 2022, 2021, and 2020:

Non-PEO NEOs Average SCT to CAP Adjustments	2024	2023	2022	2021	2020
Total Reported in SCT	$2,800,587	$2,628,399	$2,550,688	$5,174,391	$4,062,953
(Minus): Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(1,934,989)	$(2,324,989)	$(2,181,475)	$(4,225,087)	$(3,437,517)
Plus: Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$2,684,649	$2,796,285	$537,561	$3,027,728	$2,771,171
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	$544,383	$249,270	$(960,465)	$53,440	$(311,807)
Plus: Vesting-Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year	$243,008	$263,883	$231,449	$342,600	$272,391
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$133,399	$72,932	$58,906	$(57,775)	$(373,634)
(Minus): Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$0	$0	$(717,123)	$0
Total Adjustments	$1,670,450	$1,057,381	$(2,314,024)	$(1,576,217)	$(1,078,396)
CAP	$4,471,036	$3,685,780	$236,663	$3,598,175	$2,984,557
(5)
Total Shareholder Return is determined based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2019, assuming the reinvestment of any dividends. The peer group Total Shareholder Return represents the Total Shareholder Return of our Compensation Discussion and Analysis peer group companies, weighted by market capitalization at each fiscal year end. Our Compensation Discussion and Analysis peer group companies for 2020 – 2024 were as follows:
a.
2024 Compensation Discussion and Analysis peer group companies: ACI Worldwide, Inc., ACV Auctions Inc., Alarm.com Holdings, Inc., Angi Inc., Bumble Inc., Cars.com Inc., Commvault Systems, Inc., Envestnet, Inc., Everbridge, Inc., Flywire Corp., NetScout Systems, Inc., OPENLANE, Inc., Pegasystems Inc., Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Upwork, Inc., Yelp Inc., ZipRecruiter, Inc.
b.
2023 Compensation Discussion and Analysis peer group companies: ACI Worldwide, Inc., ACV Auctions Inc., Alarm.com Holdings, Inc., Angi Inc., Cars.com Inc., Commvault Systems, Inc., Envestnet, Inc., Everbridge, Inc., Flywire Corp., NetScout Systems, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc., Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Upwork, Inc., Yelp Inc.
c.
2022 Compensation Discussion and Analysis peer group companies: Alarm.com, Inc., Bottomline Technologies Inc., Cars.com Inc., Cerence Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Wayfair Inc, Yelp Inc., Yext, Inc.
d.
2021 Compensation Discussion and Analysis peer group companies: Alarm.com, Inc., Bottomline Technologies Inc., Cars.com Inc., Etsy Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, TripAdvisor, Inc., TrueCar, Inc. Wayfair Inc, Yelp Inc., Yext, Inc
e.
2020 Compensation Discussion and Analysis peer group companies: Alarm.com, Inc., Cars.com Inc., Etsy Inc., GrubHub, Inc., HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., TripAdvisor, Inc., TrueCar, Inc., Varonis Systems, Inc., Wayfair Inc, Yelp Inc., Yext, Inc., Zillow Group, Inc.
(6)
Gross Profit is the financial performance measure, which, in the Company’s assessment, represents for 2024 the most important performance measure used to link compensation actually paid to our PEOs and Non-PEO NEOs to the Company’s performance.

Company Selected Measure Name			Gross Profit
Named Executive Officers, Footnote
(1)
As a result of a PEO transition that occurred in 2021, two PEOs are reported in the above table. In 2020 and 2021 Mr. Steinert was the PEO (listed as Former PEO). On January 21, 2021, Mr. Steinert ceased to serve as PEO and Mr. Trevisan was appointed PEO (listed as Current PEO). The Company’s Non-PEO NEOs for the applicable years are as follows:
a.
2024: Elisa Palazzo, Ismail Elshareef, Matthew Quinn, and Samuel Zales
b.
2023: Elisa Palazzo, Langley Steinert, Zachary Hallowell, and Matthew Quinn
c.
2022: Langley Steinert, Scot Fredo, Matthew Quinn, and Andrea Eldridge
d.
2021: Samuel Zales, Andrea Eldridge, Scot Fredo, Dafna Sarnoff, and Sarah Welch
e.
2020: Jason Trevisan, Samuel Zales, Thomas Caputo, and Sarah Welch

Peer Group Issuers, Footnote
(5)
Total Shareholder Return is determined based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2019, assuming the reinvestment of any dividends. The peer group Total Shareholder Return represents the Total Shareholder Return of our Compensation Discussion and Analysis peer group companies, weighted by market capitalization at each fiscal year end. Our Compensation Discussion and Analysis peer group companies for 2020 – 2024 were as follows:
a.
2024 Compensation Discussion and Analysis peer group companies: ACI Worldwide, Inc., ACV Auctions Inc., Alarm.com Holdings, Inc., Angi Inc., Bumble Inc., Cars.com Inc., Commvault Systems, Inc., Envestnet, Inc., Everbridge, Inc., Flywire Corp., NetScout Systems, Inc., OPENLANE, Inc., Pegasystems Inc., Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Upwork, Inc., Yelp Inc., ZipRecruiter, Inc.
b.
2023 Compensation Discussion and Analysis peer group companies: ACI Worldwide, Inc., ACV Auctions Inc., Alarm.com Holdings, Inc., Angi Inc., Cars.com Inc., Commvault Systems, Inc., Envestnet, Inc., Everbridge, Inc., Flywire Corp., NetScout Systems, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc., Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Upwork, Inc., Yelp Inc.
c.
2022 Compensation Discussion and Analysis peer group companies: Alarm.com, Inc., Bottomline Technologies Inc., Cars.com Inc., Cerence Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, Shutterstock, Inc., TripAdvisor, Inc., Wayfair Inc, Yelp Inc., Yext, Inc.
d.
2021 Compensation Discussion and Analysis peer group companies: Alarm.com, Inc., Bottomline Technologies Inc., Cars.com Inc., Etsy Inc., Everbridge, Inc., EverQuote, Inc. HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., Redfin Corporation, TripAdvisor, Inc., TrueCar, Inc. Wayfair Inc, Yelp Inc., Yext, Inc
e.
2020 Compensation Discussion and Analysis peer group companies: Alarm.com, Inc., Cars.com Inc., Etsy Inc., GrubHub, Inc., HubSpot, Inc., LendingTree, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems Inc., Qualys, Inc. Rapid7, Inc., TripAdvisor, Inc., TrueCar, Inc., Varonis Systems, Inc., Wayfair Inc, Yelp Inc., Yext, Inc., Zillow Group, Inc.

PEO Total Compensation Amount			$ 7,799,583	$ 3,753,213	$ 1,547,116		$ 2,301,672
PEO Actually Paid Compensation Amount			$ 11,938,740	6,878,427	(5,908,845)		1,503,671
Adjustment To PEO Compensation, Footnote
(3)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 402(v) of Regulation S-K to determine CAP for the Current PEO and Former PEO in 2024, 2023, 2022, 2021, and 2020:

PEO SCT Total to CAP Adjustments	2024	2023	2022	2021 Current PEO	2021 Former PEO	2020
Total Reported in SCT	$7,799,583	$3,753,213	$1,547,116	$19,211,250	$2,511,728	$2,301,672
(Minus): Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(6,399,989)	$(2,564,246)	$(545,278)	$(18,012,558)	$(2,501,728)	$(2,291,672)
Plus: Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$8,797,224	$2,315,808	$0	$13,651,861	$1,896,098	$1,715,482
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Last Day of Covered Year of Unvested Equity Awards	$617,863	$1,628,283	$(7,994,953)	$191,487	$116,789	$(187,524)
Plus: Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	$889,998	$1,127,794	$0	$1,891,757	$262,730	$272,397
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$234,061	$617,575	$1,084,270	$(136,514)	$(139,519)	$(306,684)
(Minus): Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$0	$0	$0	$0	$0
Total Adjustments	$4,139,157	$3,125,214	$(7,455,961)	$(2,413,967)	$(365,630)	$(798,001)
CAP	$11,938,740	$6,878,427	$(5,908,845)	$16,797,283	$2,146,098	$1,503,671

Non-PEO NEO Average Total Compensation Amount			$ 2,800,587	2,628,399	2,550,688	$ 5,174,391	4,062,953
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,471,036	3,685,780	236,663	3,598,175	2,984,557
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table sets forth the adjustments made to SCT total compensation pursuant to Item 402(v) of Regulation S-K to determine average CAP for the Non-PEO NEOs in 2024, 2023, 2022, 2021, and 2020:

Non-PEO NEOs Average SCT to CAP Adjustments	2024	2023	2022	2021	2020
Total Reported in SCT	$2,800,587	$2,628,399	$2,550,688	$5,174,391	$4,062,953
(Minus): Grant Date Fair Value of Stock Awards and Option Awards Reported in SCT	$(1,934,989)	$(2,324,989)	$(2,181,475)	$(4,225,087)	$(3,437,517)
Plus: Year-End Fair Value of Equity Awards Granted During Covered Year That Remained Unvested as of Last Day of Covered Year	$2,684,649	$2,796,285	$537,561	$3,027,728	$2,771,171
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	$544,383	$249,270	$(960,465)	$53,440	$(311,807)
Plus: Vesting-Date Fair Value of Equity Awards Granted During Covered Year that Vested During Covered Year	$243,008	$263,883	$231,449	$342,600	$272,391
Plus/(Minus): Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Covered Year	$133,399	$72,932	$58,906	$(57,775)	$(373,634)
(Minus): Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Covered Year	$0	$0	$0	$(717,123)	$0
Total Adjustments	$1,670,450	$1,057,381	$(2,314,024)	$(1,576,217)	$(1,078,396)
CAP	$4,471,036	$3,685,780	$236,663	$3,598,175	$2,984,557

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group			(1) Represents values based on an initial fixed $100 investment made on December 31, 2019.
Tabular List, Table

Tabular List

The following table presents an unranked list of the financial and non-financial performance measures, including the Company-Selected Measure, that in the Company’s assessment represent the most important performance measures used by the Company to link CAP to the named executive officers to the Company’s performance for 2024. The role of each of these performance measures on our named executive officers’ compensation is discussed in the “Compensation Discussion and Analysis” section of this proxy statement.

Tabular List
Gross Profit
Adjusted EBITDA*
Strategic Objectives
Individual Performance Goals

*Adjusted EBITDA is a non-GAAP financial measure. We calculate adjusted EBITDA as GAAP consolidated net income, adjusted to exclude: depreciation and amortization, impairments, stock-based compensation expense, stock-based compensation expense for CarOffer, LLC Units, transaction-related expenses, other income, net, and provision for income taxes.

Total Shareholder Return Amount			$ 103.87	68.68	39.82	95.62	90.19
Net Income (Loss)			$ 20,972,000	$ 22,053,000	$ 78,954,000	$ 110,373,000	$ 77,553,000
Company Selected Measure Amount			738,945,000	651,454,000	657,553,000	657,358,000	508,745,000
PEO Name	Mr. Steinert	Mr. Trevisan	Mr. Trevisan	Mr. Trevisan	Mr. Trevisan		Mr. Steinert
Measure:: 1
Pay vs Performance Disclosure
Name			Gross Profit
Non-GAAP Measure Description
(6)
Gross Profit is the financial performance measure, which, in the Company’s assessment, represents for 2024 the most important performance measure used to link compensation actually paid to our PEOs and Non-PEO NEOs to the Company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA*
Measure:: 3
Pay vs Performance Disclosure
Name			Strategic Objectives
Measure:: 4
Pay vs Performance Disclosure
Name			Individual Performance Goals
2024 Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount			$ 86.42	$ 74.16	$ 60.93	$ 134.28	$ 177.69
Langley Steinert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,511,728	2,301,672
PEO Actually Paid Compensation Amount						2,146,098	1,503,671
Jason Trevisan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,799,583	3,753,213	1,547,116	19,211,250
PEO Actually Paid Compensation Amount			11,938,740	6,878,427	(5,908,845)	16,797,283
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,139,157	3,125,214	(7,455,961)		(798,001)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,399,989)	(2,564,246)	(545,278)		(2,291,672)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,797,224	2,315,808	0		1,715,482
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			617,863	1,628,283	(7,994,953)		(187,524)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			889,998	1,127,794	0		272,397
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			234,061	617,575	1,084,270		(306,684)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0		0
PEO | Langley Steinert [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(365,630)
PEO | Langley Steinert [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,501,728)
PEO | Langley Steinert [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,896,098
PEO | Langley Steinert [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						116,789
PEO | Langley Steinert [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						262,730
PEO | Langley Steinert [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(139,519)
PEO | Langley Steinert [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Jason Trevisan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,413,967)
PEO | Jason Trevisan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(18,012,558)
PEO | Jason Trevisan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						13,651,861
PEO | Jason Trevisan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						191,487
PEO | Jason Trevisan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,891,757
PEO | Jason Trevisan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(136,514)
PEO | Jason Trevisan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,670,450	1,057,381	(2,314,024)	(1,576,217)	(1,078,396)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,934,989)	(2,324,989)	(2,181,475)	(4,225,087)	(3,437,517)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,684,649	2,796,285	537,561	3,027,728	2,771,171
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			544,383	249,270	(960,465)	53,440	(311,807)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			243,008	263,883	231,449	342,600	272,391
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			133,399	72,932	58,906	(57,775)	(373,634)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ (717,123)	$ 0